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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
SENIOR LOANS*: 131.2%
Aerospace & Defense: 1.9%
		Delta Airlines, Inc.	Ba2	BB-
$495,000		Term Loan, 8.750%, maturing September 27, 2013			$501,099
		Delta Airlines, Inc.	B2	B
6,316,506		Term Loan, 3.539%, maturing April 30, 2014			6,107,272
		Forgings International, Ltd.	NR	NR
1,500,000		Term Loan, 4.789%, maturing December 18, 2015			1,368,750
1,500,000		Term Loan, 5.289%, maturing December 20, 2016			1,368,750
		Transdigm, Inc.	Ba2	BB-
1,500,000		Term Loan, 2.267%, maturing June 23, 2013			1,493,063
		Triumph Group, Inc.	Baa3	BB+
798,000		Term Loan, 4.500%, maturing June 16, 2016			803,736
		United Airlines, Inc.	Ba3	BB-
4,016,895		Term Loan, 2.313%, maturing February 03, 2014			3,841,875
		Wesco Aircraft Hardware Corporation	Ba3	BB-
1,294,914		Term Loan, 2.510%, maturing September 30, 2013			1,293,835
					16,778,380
Automobile: 5.6%
		Avis Budget Car Rental, LLC	Ba2	BB
3,191,939		Term Loan, 5.750%, maturing April 19, 2014			3,208,297
		Dana Corporation	B1	BB-
3,380,767	(5)	Term Loan, 4.532%, maturing January 30, 2015			3,390,727
		Dollar Thrifty Automotive Group, Inc.	B2	B-
3,275,801		Term Loan, 2.756%, maturing June 15, 2014			3,259,422
		Federal-Mogul Corporation	Ba3	B+
4,628,344	(5)	Term Loan, 2.188%, maturing December 29, 2014			4,186,721
2,361,400	(5)	Term Loan, 2.188%, maturing December 28, 2015			2,136,082
		Ford Motor Company	Baa3	BB
4,974,912	(5)	Term Loan, 3.028%, maturing December 16, 2013			4,929,830
14,429,415		Term Loan, 3.038%, maturing December 16, 2013			14,311,094
		KAR Holdings, Inc.	Ba3	B+
5,337,738		Term Loan, 3.010%, maturing October 18, 2013			5,315,218
		Metaldyne Company, LLC	B1	B+
1,500,000		Term Loan, 7.750%, maturing October 28, 2016			1,518,750

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Automobile: (continued)
			Pinafore, Inc.	Ba2	BB
	$1,000,000		Term Loan, 6.500%, maturing September 29, 2015			$1,002,656
	4,048,780		Term Loan, 6.750%, maturing September 29, 2016			4,103,504
			United Components, Inc.	Ba3	B
	500,000		Term Loan, 6.250%, maturing March 23, 2017			505,875
						47,868,176
Beverage, Food & Tobacco: 3.6%
			ARAMARK Corporation	Ba3	BB
	1,902,845		Term Loan, 2.164%, maturing January 26, 2014			1,750,618
	3,147,614		Term Loan, 2.164%, maturing January 27, 2014			3,112,203
	632,780		Term Loan, 2.281%, maturing January 27, 2014			625,661
	456,754		Term Loan, 3.506%, maturing July 26, 2016			456,004
	6,945,247		Term Loan, 3.539%, maturing July 26, 2016			6,933,850
			Bolthouse Farms, Inc.	B1	B
	985,909		Term Loan, 5.500%, maturing February 11, 2016			990,634
			Green Mountain Coffee Roasters, Inc.	Ba3	B+
	1,000,000	(5)	Term Loan, maturing November 23, 2016			1,006,875
			Iglo Birds Eye	NR	BB-
EUR	2,125,000		Term Loan, 5.546%, maturing April 30, 2016			2,769,249
			Michael Foods, Inc.	B1	BB-
	$997,500		Term Loan, 6.250%, maturing June 29, 2016			1,009,969
			Pinnacle Foods Holding Corporation	Ba3	B+
	7,423,092		Term Loan, 2.761%, maturing April 02, 2014			7,249,116
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,724,251		Term Loan, 3.081%, maturing December 15, 2014			4,043,971
			Van Houtte Inc.	Ba3	BB-
	$1,243,952		Term Loan, 2.789%, maturing July 19, 2014			1,233,067
	169,630		Term Loan, 2.789%, maturing July 19, 2014			168,146
						31,349,363
Buildings & Real Estate: 1.7%
			Armstrong World Industries, Inc.	B1	BB-
	2,250,000	(5)	Term Loan, maturing May 23, 2017			2,267,813
			Capital Automotive, L.P.	Ba3	B
	2,951,361		Term Loan, 2.760%, maturing December 14, 2012			2,932,915
			CB Richard Ellis	Ba1	BB
	1,500,000		Term Loan, 3.503%, maturing November 06, 2016			1,502,501
			Contech Construction Products, Inc.	B3	B
	1,001,485		Term Loan, 5.250%, maturing January 31, 2013			842,082

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Buildings & Real Estate: (continued)
		Custom Building Products, Inc.	B1	B+
$991,780		Term Loan, 5.750%, maturing March 19, 2015			$996,739
		Goodman Global, Inc.	B1	B+
3,200,000	(5)	Term Loan, 5.750%, maturing October 28, 2016			3,231,405
		John Maneely Company	B3	B
2,278,214		Term Loan, 3.539%, maturing December 09, 2013			2,227,352
		KCPC Acquisition, Inc.	Ba3	CCC
189,655		Term Loan, 2.563%, maturing May 22, 2014			154,569
519,560		Term Loan, 2.563%, maturing May 22, 2014			423,441
					14,578,817
Cargo Transport: 1.0%
		Baker Tanks, Inc.	B2	B
1,194,486		Term Loan, 4.787%, maturing May 08, 2014			1,177,564
		Ceva Group, PLC	B1	B
989,770		Term Loan, 3.256%, maturing November 04, 2013			940,281
1,851,871		Term Loan, 3.256%, maturing November 04, 2013			1,759,278
723,070		Term Loan, 3.880%, maturing November 04, 2013			669,744
		Dockwise Transport, N.V.	NR	NR
594,840		Term Loan, 2.039%, maturing January 11, 2015			552,829
725,864		Term Loan, 2.039%, maturing April 10, 2015			674,600
594,840		Term Loan, 2.914%, maturing January 11, 2016			552,829
609,882		Term Loan, 2.914%, maturing April 10, 2016			566,809
		Inmar, Inc.	B1	B
745,328		Term Loan, 2.510%, maturing April 29, 2013			719,241
		US Shipping Partners, L.P.	B3	B-
1,073,382		Term Loan, 9.200%, maturing November 12, 2013			816,441
					8,429,616
Cellular: 0.2%
		NTELOS, Inc.	Ba3	BB
1,488,745		Term Loan, 5.750%, maturing August 07, 2015			1,498,050
					1,498,050
Chemicals, Plastics & Rubber: 6.5%
		AZ Chem US, Inc.	B1	B+
600,000	(5)	Term Loan, maturing November 18, 2016			604,875
		Brenntag Holding GmbH & Co. KG	Ba2	BBB-
3,542,098		Term Loan, 3.764%, maturing January 20, 2014			3,564,236
695,099		Term Loan, 3.781%, maturing January 20, 2014			697,705

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Chemicals, Plastics & Rubber: (continued)
			Celanese U.S Holdings, LLC	Ba2	BB+
	$3,200,000		Term Loan, 1.761%, maturing April 02, 2014			$3,190,000
			Chemtura Corporation	Ba1	NR
	765,000		Term Loan, 5.500%, maturing August 27, 2016			771,375
			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
	2,561,926		Term Loan, 2.539%, maturing May 15, 2014			2,508,554
			Cristal Inorganic Chemicals, Inc.	B3	B-
	1,000,000		Term Loan, 6.039%, maturing November 18, 2014			986,250
			General Chemical Corporation	B1	B
	1,125,000		Term Loan, 6.750%, maturing October 06, 2015			1,135,688
			Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,140,000		Term Loan, 2.499%, maturing May 05, 2013			1,040,250
	2,940,997		Term Loan, 4.063%, maturing May 05, 2015			2,866,002
	967,500		Term Loan, 4.063%, maturing May 05, 2015			938,475
	1,170,867		Term Loan, 4.063%, maturing May 05, 2015			1,147,450
	1,307,796		Term Loan, 4.063%, maturing May 05, 2015			1,274,447
			Huntsman International, LLC	Ba2	BB-
	5,606,098		Term Loan, 2.515%, maturing June 30, 2016			5,507,973
			Ineos US Finance, LLC	B1	B
	282,828		Term Loan, 7.001%, maturing December 14, 2012			289,898
EUR	865,735		Term Loan, 7.501%, maturing December 16, 2013			1,127,923
	$1,864,962		Term Loan, 7.501%, maturing December 16, 2013			1,895,267
EUR	989,691		Term Loan, 8.001%, maturing December 16, 2014			1,289,419
	$2,171,244		Term Loan, 8.001%, maturing December 16, 2014			2,206,527
			ISP Chemco, Inc.	Ba3	BB
	3,386,250		Term Loan, 1.813%, maturing June 04, 2014			3,323,818
			JohnsonDiversey, Inc.	Ba2	BB-
	1,879,866		Term Loan, 5.500%, maturing November 24, 2015			1,895,140
			Kraton Polymers, LLC	Ba3	BB
	1,350,084		Term Loan, 2.313%, maturing May 13, 2013			1,329,412
			Lyondell Chemical Company	Ba2	BB
	748,125		Term Loan, 5.500%, maturing April 08, 2016			750,532
			MacDermid, Inc.	B2	B+
EUR	1,633,459		Term Loan, 3.005%, maturing April 11, 2014			1,973,562
	$2,400,273		Term Loan, 2.253%, maturing April 12, 2014			2,286,260
			Nalco Company	Ba1	BB+
	1,000,000		Term Loan, 4.500%, maturing October 05, 2017			1,009,375
			Omnova Solutions, Inc.	Ba2	B+
	1,300,000	(5)	Term Loan, maturing April 12, 2017			1,311,375

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Fair Value
Chemicals, Plastics & Rubber: (continued)
	Polypore, Inc.	Ba2	BB-
$3,151,395	Term Loan, 2.260%, maturing July 03, 2014			$3,094,275
	Rockwood Specialties Group, Inc.	Ba2	BB+
1,500,473	Term Loan, 6.000%, maturing May 15, 2014			1,512,039
	Solutia, Inc.	Ba1	BB-
1,174,779	Term Loan, 4.500%, maturing March 17, 2017			1,183,224
	Styron, Inc.	B2	B+
3,406,875	Term Loan, 7.500%, maturing June 17, 2016			3,462,237
				56,173,563
Containers, Packaging & Glass: 4.9%
	Berry Plastics Corporation	B1	B
4,772,280	Term Loan, 2.284%, maturing April 03, 2015			4,495,192
	Bway Holding Corporation	Ba3	B
912,000	Term Loan, 5.522%, maturing June 16, 2017			919,410
85,500	Term Loan, 5.560%, maturing June 16, 2017			86,195
	Graham Packaging Company, L.P.	B1	B+
7,710,170	Term Loan, 6.750%, maturing April 05, 2014			7,787,272
	Graphic Packaging International, Inc.	Ba3	BB+
4,298,853	Term Loan, 2.288%, maturing May 16, 2014			4,237,328
	KLEOPATRA LUX 2 S.À. R.L	NR	NR
2,917,598	Term Loan, 3.242%, maturing January 03, 2016			2,445,918
	Pro Mach, Inc.	B1	B
2,298,719	Term Loan, 2.510%, maturing December 14, 2011			2,137,809
	Reynolds Group Holdings, Ltd.	B1	BB-
1,481,309	Term Loan, 6.750%, maturing May 05, 2016			1,497,202
	Reynolds Group Holdings, Ltd.	Ba3	BB
2,981,250	Term Loan, 6.250%, maturing May 05, 2016			3,008,579
4,100,000	Term Loan, 6.500%, maturing May 05, 2016			4,138,142
	Smurfit-Stone Container Corporation	B2	BB+
3,885,263	Term Loan, 6.750%, maturing July 15, 2016			3,940,608
	Xerium Technologies, Inc.	Ba3	BB-
1,347,474	Term Loan, 6.500%, maturing November 25, 2014			1,349,158
137,031	Term Loan, 6.500%, maturing November 25, 2014			137,203
365,417	Term Loan, 6.500%, maturing November 25, 2014			365,873
319,740	Term Loan, 6.500%, maturing November 25, 2014			320,139
570,964	Term Loan, 6.500%, maturing November 25, 2014			571,677
	Xerium Technologies, Inc.	B3	B+
5,418,458	Term Loan, 8.250%, maturing May 25, 2015			5,228,812
				42,666,517

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Data and Internet Services: 7.9%
			Activant Solutions, Inc.	B1	B
	$84,525		Term Loan, 2.813%, maturing May 01, 2013			$83,362
	2,575,953		Term Loan, 4.813%, maturing May 02, 2013			2,540,533
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 4.314%, maturing July 01, 2013			1,611,986
EUR	1,268,581		Term Loan, 4.814%, maturing July 01, 2014			1,611,986
			Aspect Software, Inc.	Ba3	B+
$1,243,750			Term Loan, 6.250%, maturing April 19, 2016			1,241,677
			Audatex North America, Inc.	Ba2	BB
	1,060,471		Term Loan, 2.063%, maturing May 16, 2014			1,049,867
			AutoTrader.com, Inc.	Ba3	BB+
	1,350,000		Term Loan, 6.000%, maturing June 14, 2016			1,357,594
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,654,102		Term Loan, 4.038%, maturing August 04, 2014			3,464,546
			Dealer Computer Services, Inc.	Ba3	BB-
	5,057,967		Term Loan, 5.250%, maturing April 21, 2017			5,075,670
			Fifth Third Processing Solutions	Ba3	BB-
	1,200,000		Term Loan, 5.500%, maturing November 01, 2016			1,208,100
			First American Payment Systems	B1	B+
	2,250,000		Term Loan, 6.750%, maturing October 04, 2016			2,250,000
			First Data Corporation	B1	B+
	3,438,770		Term Loan, 3.003%, maturing September 24, 2014			3,108,373
	2,861,843		Term Loan, 3.003%, maturing September 24, 2014			2,586,227
	7,758,322		Term Loan, 3.003%, maturing September 24, 2014			7,025,245
			Information Solutions Company	Ba2	BB+
	623,438		Term Loan, 4.750%, maturing April 12, 2016			627,724
			Orbitz Worldwide, Inc.	B2	B+
	3,159,183		Term Loan, 3.275%, maturing July 25, 2014			3,001,224
			Sabre, Inc.	B1	B
	11,849,782		Term Loan, 2.268%, maturing September 30, 2014			11,112,132
			SAVVIS Communications Corporation	B1	B
	2,000,000		Term Loan, 6.750%, maturing August 04, 2016			2,026,000
			Ship US Bidco, Inc.	Ba2	BB
	1,900,000	(5)	Term Loan, maturing October 15, 2017			1,911,875
			Sungard Data Systems, Inc.	Ba3	BB
	247,164		Term Loan, 2.003%, maturing February 28, 2014			241,602
	1,467,544		Term Loan, 6.750%, maturing February 28, 2014			1,477,021
	6,687,515		Term Loan, 3.910%, maturing February 26, 2016			6,639,452

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Data and Internet Services: (continued)
			Trans Union, LLC	Ba3	BB-
$3,411,450			Term Loan, 6.750%, maturing June 15, 2017			$3,460,063
			Transfirst Holdings, Inc.	B2	B
1,989,717			Term Loan, 3.040%, maturing June 15, 2014			1,828,053
			Travelport, Inc.	Ba3	B
136,295			Term Loan, 4.789%, maturing August 21, 2015			131,320
967,500			Term Loan, 4.962%, maturing August 21, 2015			932,186
598,833			Term Loan, 4.963%, maturing August 21, 2015			576,976
						68,180,794
Diversified / Conglomerate Manufacturing: 2.6%
			Brand Services, Inc.	B1	B
2,633,981			Term Loan, 2.563%, maturing February 07, 2014			2,522,037
1,152,204			Term Loan, 3.563%, maturing February 07, 2014			1,116,197
			Clopay Ames True Temper Holding Corporation	B1	BB+
1,700,000			Term Loan, 7.750%, maturing September 28, 2016			1,712,750
			Dresser, Inc.	B2	B+
4,813,677			Term Loan, 2.534%, maturing May 04, 2014			4,797,132
			Edwards (Cayman Islands II), Ltd.	B3	B+
1,905,276			Term Loan, 2.294%, maturing May 31, 2014			1,846,927
			EPD, Inc.	NR	NR
175,869			Term Loan, 2.760%, maturing July 31, 2014			153,373
1,227,921			Term Loan, 2.760%, maturing July 31, 2014			1,070,849
			Ferretti S.P.A.	NR	NR
EUR	385,205	(3)	Term Loan, 3.472%, maturing January 31, 2015			258,073
EUR	385,868	(3)	Term Loan, 3.972%, maturing January 31, 2016			258,517
EUR	65,586	(3)	Term Loan, 6.627%, maturing January 31, 2017			40,528
			Manitowoc Company, Inc. (The)	Ba2	BB
	$622,541		Term Loan, 5.313%, maturing November 06, 2013			626,951
	449,706		Term Loan, 8.000%, maturing November 06, 2014			456,227
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	943,967		Term Loan, 2.563%, maturing July 19, 2013			929,217
	1,000,000		Term Loan, 2.813%, maturing July 19, 2013			984,375
			Sensata Technologies, B.V.	B1	BB
	5,008,613		Term Loan, 2.038%, maturing April 26, 2013			4,858,355
			Sensus Metering Systems, Inc.	Ba2	NR
	349,386		Term Loan, 2.272%, maturing December 17, 2010			350,696
						21,982,204

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Diversified / Conglomerate Service: 3.9%
		Affinion Group, Inc.	Ba2	BB-
	$2,487,500	Term Loan, 5.000%, maturing October 10, 2016			$2,477,135
		AlixPartners, LLP	Ba3	BB
2,574,688		Term Loan, 2.299%, maturing October 12, 2013			2,536,067
		Brock Holdings, Inc.	B3	B
1,492,977		Term Loan, 2.806%, maturing February 26, 2014			1,407,130
		Catalina Marketing Corporation	Ba2	BB-
4,207,737		Term Loan, 3.006%, maturing October 01, 2014			4,130,159
		Coach America Holdings, Inc.	B2	B
1,250,997		Term Loan, 3.040%, maturing April 18, 2014			1,007,053
267,307		Term Loan, 3.040%, maturing April 20, 2014			215,182
		Fidelity National Information Services, Inc.	Ba1	BBB-
3,300,000		Term Loan, 5.250%, maturing July 18, 2016			3,340,943
		ISS Holding A/S	NR	NR
EUR	424,609	Term Loan, 2.879%, maturing December 31, 2013			533,501
EUR	227,055	Term Loan, 2.879%, maturing December 31, 2013			285,284
EUR	3,032,921	Term Loan, 2.879%, maturing December 31, 2013			3,810,719
EUR	42,895	Term Loan, 2.879%, maturing December 31, 2013			53,895
EUR	240,402	Term Loan, 2.879%, maturing December 31, 2013			302,053
EUR	32,118	Term Loan, 2.879%, maturing December 31, 2013			40,354
		ISTA International GmbH	NR	NR
EUR	1,617,426	Term Loan, 3.036%, maturing May 14, 2015			1,881,424
EUR	377,847	Term Loan, 3.036%, maturing May 14, 2015			439,520
		ServiceMaster Company	B1	B+
	$270,951	Term Loan, 2.760%, maturing July 24, 2014			257,048
	2,720,801	Term Loan, 2.771%, maturing July 24, 2014			2,581,191
		Valleycrest Companies, LLC	B2	CCC+
	1,665,107	Term Loan, 2.290%, maturing March 12, 2014			1,558,956
		Vertafore, Inc.	B1	B+
	748,125	Term Loan, 6.750%, maturing July 29, 2016			752,240
		West Corporation	Ba3	BB-
	940,091	Term Loan, 2.631%, maturing October 24, 2013			930,837
	2,309,581	Term Loan, 4.506%, maturing July 15, 2016			2,315,355
	2,607,827	Term Loan, 4.509%, maturing July 15, 2016			2,609,681
					33,465,727

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Diversified Natural Resources, Precious Metals & Minerals: 0.9%
			Georgia Pacific, LLC	Ba1	BBB+
	$4,347,379		Term Loan, 2.292%, maturing December 21, 2012			$4,347,380
3,808,054			Term Loan, 3.541%, maturing December 23, 2014			3,822,631
						8,170,011
Ecological: 0.1%
			Synagro Technologies, Inc.	B3	CCC+
870,750			Term Loan, 2.260%, maturing April 02, 2014			774,967
			Synagro Technologies, Inc.	Caa3	CCC-
485,000			Term Loan, 5.010%, maturing October 02, 2014			401,338
						1,176,305
Electronics: 2.0%
			Aeroflex, Inc.	Ba2	BB-
945,529			Term Loan, 4.313%, maturing August 15, 2014			934,892
			Brocade Communications Systems, Inc.	Ba2	BBB-
661,136			Term Loan, 7.000%, maturing October 07, 2013			669,400
			FCI International, S.A.S.	B2	NR
311,229			Term Loan, 2.790%, maturing September 30, 2012			303,448
284,586			Term Loan, 2.790%, maturing September 30, 2012			276,048
			Freescale Semiconductor, Inc.	B2	B-
6,311,820			Term Loan, 4.508%, maturing December 01, 2016			5,958,971
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
483,750			Term Loan, 5.010%, maturing July 28, 2015			452,306
EUR	721,875		Term Loan, 5.753%, maturing July 28, 2015			878,046
	$901		Term Loan, 6.010%, maturing July 28, 2015			854
	23,557		Term Loan, 6.010%, maturing July 28, 2015			22,214
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 7.046%, maturing March 02, 2014			461,819
			Intersil Corporation	Ba2	BB+
	$498,750		Term Loan, 4.750%, maturing April 27, 2016			502,491
			Kronos, Inc.	Ba3	B+
	3,097,851		Term Loan, 2.039%, maturing June 11, 2014			3,029,442
			Microsemi Corporation	Ba1	BB+
	1,800,000	(5)	Term Loan, maturing November 02, 2017			1,818,751
			Redprairie Corporation	B2	B+
	995,000		Term Loan, 6.000%, maturing March 24, 2016			998,731
			Spansion, LLC	NR	BB-
	1,048,958		Term Loan, 6.500%, maturing January 08, 2015			1,062,070
						17,369,483

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Finance: 2.8%
		Interactive Data Corporation	Ba3	B+
$4,987,500		Term Loan, 6.750%, maturing January 27, 2017			$5,069,046
		LPL Holdings, Inc.	Ba3	B+
1,746,666		Term Loan, 2.039%, maturing June 28, 2013			1,745,938
5,498,006		Term Loan, 4.250%, maturing June 25, 2015			5,532,368
1,990,000		Term Loan, 5.250%, maturing June 28, 2017			2,014,875
		MSCI, Inc.	Ba2	BB+
4,973,753		Term Loan, 4.750%, maturing June 01, 2016			5,004,839
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.289%, maturing November 13, 2014			4,579,649
					23,946,715
Gaming: 3.1%
		Cannery Casino Resorts, LLC	B3	B
456,265		Term Loan, 4.503%, maturing May 17, 2013			432,596
377,290		Term Loan, 4.503%, maturing May 20, 2013			357,718
	(2)	Fontainebleau Las Vegas, LLC	NR	NR
1,070,339	(3)	Term Loan, 6.000%, maturing June 06, 2014			216,744
535,170	(3)	Term Loan, 6.000%, maturing June 06, 2014			108,372
		Golden Nugget, Inc.	Caa3	CC
1,220,871		Term Loan, 3.260%, maturing June 30, 2014			991,958
2,144,742		Term Loan, 3.260%, maturing June 30, 2014			1,742,603
	(2)	Green Valley Ranch Gaming, LLC	C	NR
750,000	(3)	Term Loan, 3.507%, maturing August 16, 2014			24,531
		Harrahs Operating Company, Inc.	Caa1	B
2,415,817		Term Loan, 3.288%, maturing January 28, 2015			2,117,196
2,249,697		Term Loan, 3.288%, maturing January 28, 2015			1,975,094
3,166,830		Term Loan, 3.288%, maturing January 28, 2015			2,775,926
1,543,889		Term Loan, 9.500%, maturing October 31, 2016			1,600,434
		Isle Of Capri Casinos, Inc.	B1	B+
840,277		Term Loan, 5.000%, maturing November 25, 2013			832,819
2,973,826		Term Loan, 5.000%, maturing November 25, 2013			2,947,434
1,189,531		Term Loan, 5.000%, maturing November 25, 2013			1,178,974
		Las Vegas Sands, LLC	B1	BB-
1,026,170		Term Loan, 3.030%, maturing November 23, 2016			964,360
4,062,797		Term Loan, 3.030%, maturing November 23, 2016			3,823,156

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Gaming: (continued)
		Seminole Tribe Of Florida	Ba1	BBB-
$16,314		Term Loan, 1.813%, maturing March 05, 2014			$15,886
		VML US Finance, LLC	B1	BB-
865,858		Term Loan, 4.800%, maturing May 25, 2012			867,660
1,592,817		Term Loan, 4.800%, maturing May 27, 2013			1,596,132
2,117,891		Term Loan, 4.800%, maturing May 27, 2013			2,122,657
					26,692,250
Healthcare, Education and Childcare: 17.7%
		Bausch & Lomb, Inc.	B1	BB-
381,916		Term Loan, 3.506%, maturing April 24, 2015			376,274
1,574,899		Term Loan, 3.527%, maturing April 24, 2015			1,551,633
		Biomet, Inc.	B1	BB-
5,918,653		Term Loan, 3.281%, maturing March 25, 2015			5,870,552
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
460,000		Term Loan, 7.500%, maturing May 28, 2015			462,300
		Catalent Pharma Solutions, Inc.	Ba3	BB-
6,364,000		Term Loan, 2.506%, maturing April 10, 2014			6,024,589
		CHG Medical Staffing, Inc.	Ba3	B+
2,000,000		Term Loan, 7.250%, maturing October 05, 2016			2,021,250
		CHS/Community Health Systems, Inc.	Ba3	BB
1,922,625		Term Loan, 2.544%, maturing July 25, 2014			1,882,249
37,438,007		Term Loan, 2.544%, maturing July 25, 2014			36,651,809
		Concentra Operating Corporation	Ba3	B+
1,883,055		Term Loan, 2.540%, maturing June 25, 2014			1,873,639
		CRC Health Corporation	B1	B+
902,331		Term Loan, 2.539%, maturing February 06, 2013			866,238
944,252		Term Loan, 2.539%, maturing February 06, 2013			906,482
		Davita, Inc.	Ba2	BB
1,250,000		Term Loan, 4.500%, maturing October 20, 2016			1,256,505
		Emdeon Business Services, LLC	Ba3	BB
2,253,932		Term Loan, 2.260%, maturing November 16, 2013			2,218,012
538,462		Term Loan, 4.500%, maturing November 18, 2013			541,042
		EMSC, L.P.	Baa3	BB+
1,975,000		Term Loan, 3.253%, maturing April 08, 2015			1,972,531
		Gambro Holding AB	NR	NR
1,670,984		Term Loan, 2.534%, maturing June 05, 2014			1,551,229
SEK	2,146,343	Term Loan, 3.735%, maturing June 05, 2014			283,845
SEK	2,111,070	Term Loan, 3.735%, maturing June 05, 2014			279,180
	$1,670,984	Term Loan, 3.284%, maturing June 05, 2015			1,551,229
SEK	2,146,343	Term Loan, 4.485%, maturing June 05, 2015			283,845
SEK	2,111,070	Term Loan, 4.485%, maturing June 05, 2015			279,180

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
			Grifols, S.A.	Ba3	BB
	$2,850,000	(5)	Term Loan, maturing October 15, 2016			$2,882,826
			Harlan Sprague Dawley, Inc.	B3	B
2,433,125			Term Loan, 3.780%, maturing July 11, 2014			2,191,839
			HCA, Inc.	Ba3	BB
5,009,376			Term Loan, 2.539%, maturing November 18, 2013			4,915,711
12,013,480			Term Loan, 3.539%, maturing March 31, 2017			11,889,562
			Health Management Associates, Inc.	B1	BB-
3,579,887			Term Loan, 2.039%, maturing February 28, 2014			3,494,456
			HGI Holding, Inc.	B1	B+
2,250,000			Term Loan, 6.750%, maturing September 29, 2016			2,264,063
			Iasis Healthcare, LLC	Ba2	B+
1,244,276			Term Loan, 2.256%, maturing March 14, 2014			1,212,133
3,595,015			Term Loan, 2.256%, maturing March 14, 2014			3,502,145
339,445			Term Loan, 2.265%, maturing March 14, 2014			330,676
			IM US Holdings, LLC	Ba2	BB
4,368,903			Term Loan, 2.268%, maturing June 26, 2014			4,293,815
			IM US Holdings, LLC	B1	B-
1,000,000			Term Loan, 4.506%, maturing June 26, 2015			973,125
			IMS Health, Inc.	Ba3	BB
EUR	989,818		Term Loan, 5.500%, maturing January 31, 2016			1,292,482
	$1,980,480		Term Loan, 5.250%, maturing February 26, 2016			2,003,172
			inVentiv Health, Inc.	Ba3	BB-
2,134,650			Term Loan, 6.500%, maturing August 04, 2016			2,149,994
			Medassets, Inc.	Ba3	BB-
1,750,000		(5)	Term Loan, 5.250%, maturing November 15, 2016			1,762,031
			Molnlycke Health Care Group	NR	NR
EUR	200,000		Term Loan, 2.796%, maturing March 30, 2015			249,691
GBP	250,000		Term Loan, 2.583%, maturing March 31, 2015			370,200
EUR	170,016		Term Loan, 3.046%, maturing March 30, 2016			212,258
GBP	203,835		Term Loan, 2.833%, maturing March 31, 2016			301,839

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
			National Mentor, Inc.	Ba3	B
	$9,492		Term Loan, 2.150%, maturing June 29, 2013			$8,852
1,161,035			Term Loan, 2.290%, maturing June 29, 2013			1,082,665
			Nyco Holdings 3 ApS	NR	NR
EUR	504,944		Term Loan, 4.796%, maturing December 29, 2014			615,621
EUR	81,310		Term Loan, 4.796%, maturing December 29, 2014			99,132
EUR	1,317,855		Term Loan, 4.796%, maturing December 29, 2014			1,606,712
EUR	51,795		Term Loan, 4.796%, maturing December 29, 2014			63,148
EUR	366,234		Term Loan, 4.796%, maturing December 29, 2014			446,508
EUR	1,317,531		Term Loan, 5.296%, maturing December 29, 2015			1,606,317
EUR	366,144		Term Loan, 5.296%, maturing December 29, 2015			446,398
EUR	81,290		Term Loan, 5.296%, maturing December 29, 2015			99,108
EUR	504,819		Term Loan, 5.296%, maturing December 29, 2015			615,469
EUR	51,782		Term Loan, 5.296%, maturing December 29, 2015			63,132
			Quintiles Transnational Corporation	Ba2	BB
	$2,885,467		Term Loan, 2.290%, maturing March 29, 2013			2,849,399
			Renal Advantage, Inc.	Ba3	B
3,192,000			Term Loan, 6.000%, maturing June 03, 2016			3,205,965
			Rural/Metro Operating Company, LLC	Ba3	BB
1,000,000		(5)	Term Loan, 5.000%, maturing November 24, 2016			1,011,033
			Skilled Healthcare Group, Inc.	B1	B+
1,243,750			Term Loan, 5.250%, maturing April 08, 2016			1,218,356
			Sterigenics International, Inc.	B3	B+
1,681,310			Term Loan, 2.550%, maturing November 21, 2013			1,618,261
			Sun Healthcare Group, Inc.	Ba2	B+
1,500,000			Term Loan, 7.500%, maturing October 15, 2016			1,487,813
			Surgical Care Affiliates, LLC	Ba3	B
2,902,500			Term Loan, 2.289%, maturing December 29, 2014			2,775,516
			Team Health, Inc.	B1	BB
987,665			Term Loan, 2.286%, maturing November 23, 2012			969,558

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Healthcare, Education and Childcare: (continued)
		United Surgical Partners International, Inc.	Ba3	B
	$1,618,710	Term Loan, 2.274%, maturing April 19, 2014			$1,559,020
305,843		Term Loan, 2.260%, maturing April 21, 2014			294,565
		Universal Health Services, Inc.	Ba2	BB+
3,125,000		Term Loan, 5.500%, maturing November 15, 2016			3,164,878
		Vanguard Health Holdings Company II, LLC	Ba2	BB-
2,238,764		Term Loan, 5.000%, maturing January 29, 2016			2,252,524
		VWR International, Inc.	B1	B+
EUR	2,450,636	Term Loan, 3.296%, maturing June 29, 2014			3,039,255
	$1,470,382	Term Loan, 2.756%, maturing June 30, 2014			1,420,297
		Warner Chilcott Company, LLC	Ba3	BB
1,081,239		Term Loan, 6.000%, maturing October 30, 2014			1,083,266
521,924		Term Loan, 6.250%, maturing April 30, 2015			526,300
869,098		Term Loan, 6.250%, maturing April 30, 2015			876,384
943,627		Term Loan, 6.500%, maturing February 22, 2016			953,727
306,373		Term Loan, 6.500%, maturing February 22, 2016			309,874
					152,364,684
Home & Office Furnishings: 0.9%
		Global Garden Products Italy S.P.A.	NR	NR
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2016			853,502
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2017			853,502
		Hilding Anders	NR	NR
SEK	25,364,613	Term Loan, 4.470%, maturing March 31, 2015			2,956,900
EUR	324,872	Term Loan, 4.130%, maturing April 25, 2015			343,595
		National Bedding Company	B1	BB-
	$1,138,309	Term Loan, 2.313%, maturing February 28, 2013			1,121,234
		Springs Window Fashions, LLC	B2	B+
	2,032,825	Term Loan, 3.063%, maturing December 31, 2012			1,952,783
					8,081,516
Insurance: 2.0%
		AmWINS Group, Inc.	B2	B-
	1,898,650	Term Loan, 2.796%, maturing June 08, 2013			1,779,985

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Insurance: (continued)
		Applied Systems, Inc.	B1	B-
$1,183,138		Term Loan, 2.756%, maturing September 26, 2013			$1,175,743
		C.G. JCF Corporation	B2	B
2,754,120		Term Loan, 3.260%, maturing August 01, 2014			2,671,495
		Conseco, Inc.	B2	B-
2,283,764		Term Loan, 7.500%, maturing October 10, 2013			2,285,191
		HMSC Corporation	B3	B-
2,486,845		Term Loan, 2.506%, maturing April 03, 2014			2,101,384
		Hub International, Ltd.	B2	B
445,259		Term Loan, 2.789%, maturing June 13, 2014			433,571
1,980,856		Term Loan, 2.789%, maturing June 13, 2014			1,928,858
990,000		Term Loan, 6.750%, maturing June 13, 2014			993,300
		Sedgwick Holdings, Inc.	B1	B+
1,393,000		Term Loan, 5.500%, maturing May 27, 2016			1,403,448
		USI Holdings Corporation	B2	B-
594,000		Term Loan, 7.000%, maturing April 15, 2014			582,417
2,231,373		Term Loan, 2.760%, maturing May 05, 2014			2,116,085
					17,471,477
Leisure, Amusement, Entertainment: 3.2%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
2,244,375		Term Loan, 6.750%, maturing April 22, 2016			2,166,524
		Alpha D2, Ltd.	NR	NR
1,221,225		Term Loan, 2.381%, maturing December 31, 2013			1,120,474
824,903		Term Loan, 2.381%, maturing December 31, 2013			756,848
		AMF Bowling Worldwide, Inc.	B2	B
1,824,794		Term Loan, 2.753%, maturing June 08, 2013			1,613,233
		Cedar Fair, L.P.	Ba2	BB-
3,117,188		Term Loan, 5.500%, maturing December 15, 2016			3,158,378
		HIT Entertainment, Inc.	B1	CCC+
1,930,756		Term Loan, 5.536%, maturing June 01, 2012			1,877,177
		Live Nation Entertainment, Inc.	Ba2	BB-
995,000		Term Loan, 4.500%, maturing November 07, 2016			994,162
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
15,743,161	(3)	Term Loan, 20.500%, maturing April 09, 2012			7,055,991
3,691,110	(3)	Term Loan, 20.500%, maturing April 09, 2012			1,654,333

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Fair Value
Leisure, Amusement, Entertainment: (continued)
		NEP II, Inc.	B1	B
	$4,205,581	Term Loan, 2.544%, maturing February 16, 2014			$4,016,330
		Regal Cinemas Corporation	Ba3	BB-
	2,955,675	Term Loan, 3.789%, maturing November 21, 2016			2,970,453
					27,383,903
Lodging: 1.7%
		Audio Visual Services Corporation	NR	NR
	970,000	Term Loan, 2.540%, maturing February 28, 2014			790,550
		HdC Mezz 1 Partners, L.P.	B1	B+
	16,400,000	Term Loan, 2.004%, maturing January 15, 2011			13,776,000
					14,566,550
Machinery: 0.9%
		Alliance Laundry Systems, LLC	B1	B+
	500,000	Term Loan, 6.250%, maturing September 23, 2016			506,459
		Bucyrus International, Inc.	Ba2	BB+
	2,985,253	Term Loan, 4.250%, maturing February 19, 2016			3,005,761
		Kion Group GmbH	NR	NR
	507,587	Term Loan, 4.006%, maturing December 23, 2014			424,343
EUR	1,257,708	Term Loan, 4.546%, maturing December 23, 2014			1,400,545
	$507,587	Term Loan, 4.256%, maturing December 23, 2015			424,343
EUR	1,163,220	Term Loan, 4.796%, maturing December 23, 2015			1,295,326
		NACCO Materials Handling Group, Inc.	NR	NR
	$989,664	Term Loan, 2.085%, maturing March 22, 2013			937,707
					7,994,484
Mining, Steel, Iron & Nonprecious Metals: 1.4%
		Fairmount Minerals, Ltd.	B1	BB
	2,100,000	Term Loan, 6.273%, maturing August 05, 2016			2,130,624
		Noranda Aluminum Acquisition Corporation	Ba3	B+
	1,617,464	Term Loan, 2.006%, maturing May 18, 2014			1,593,202
		Novelis, Inc.	Ba1	BB-
	2,201,683	Term Loan, 2.260%, maturing July 06, 2014			2,191,650
	2,660,808	Term Loan, 2.260%, maturing July 07, 2014			2,648,682
		Oxbow Carbon, LLC	Ba3	BB
	3,378,180	Term Loan, 2.289%, maturing May 08, 2014			3,369,735
					11,933,893

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Non-North American Cable: 2.6%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032		Term Loan, 3.546%, maturing September 15, 2014			$291,495
EUR	499,525		Term Loan, 3.546%, maturing September 15, 2014			641,361
EUR	287,729		Term Loan, 3.546%, maturing September 15, 2014			369,427
EUR	31,025		Term Loan, 4.296%, maturing September 14, 2015			39,835
			Numericable / YPSO France, S.A.S.	NR	NR
EUR	171,371		Term Loan, 4.626%, maturing June 16, 2014			174,169
EUR	66,096		Term Loan, 4.664%, maturing June 16, 2014			67,176
EUR	107,842		Term Loan, 4.664%, maturing June 16, 2014			109,603
EUR	234,065		Term Loan, 5.164%, maturing December 31, 2015			237,615
EUR	439,625		Term Loan, 5.164%, maturing December 31, 2015			446,292
			UPC Broadband Holding, B.V.	Ba3	B+
	$1,055,136		Term Loan, 4.251%, maturing December 30, 2016			1,040,079
EUR	4,268,168		Term Loan, 4.560%, maturing December 31, 2016			5,200,030
	$1,944,864		Term Loan, 4.251%, maturing December 29, 2017			1,913,260
EUR	3,078,704		Term Loan, 4.810%, maturing December 31, 2017			3,767,907
			Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000		Term Loan, 4.778%, maturing December 31, 2015			7,722,236
						22,020,485
North American Cable: 11.6%
			Atlantic Broadband	Ba3	B+
	$2,250,000	(5)	Term Loan, maturing November 08, 2015			2,264,063
			Block Communications, Inc.	Ba1	BB
952,500			Term Loan, 2.289%, maturing December 22, 2011			923,925
			Bresnan Communications, LLC	B1	BB-
1,231,250			Term Loan, 2.260%, maturing June 30, 2013			1,225,340
1,711,282			Term Loan, 2.260%, maturing September 30, 2013			1,703,068
			Cequel Communications, LLC	Ba3	BB-
27,948,418			Term Loan, 2.253%, maturing November 05, 2013			27,708,145

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
North American Cable: (continued)
		Charter Communications Operating, LLC	Ba1	BB+
$1,520,431		Term Loan, 2.260%, maturing March 06, 2014			$1,490,880
13,853,488		Term Loan, 3.540%, maturing September 06, 2016			13,589,412
		CSC Holdings, Inc.	Baa3	BBB-
19,677,176		Term Loan, 2.003%, maturing March 29, 2016			19,557,637
		Insight Midwest Holdings, LLC	Ba3	B+
8,276,372		Term Loan, 2.021%, maturing April 07, 2014			8,033,254
		Knology, Inc.	B1	B+
1,600,000		Term Loan, 5.500%, maturing October 17, 2016			1,608,000
		Mediacom Broadband, LLC	Ba3	BB-
8,086,940		Term Loan, 2.010%, maturing January 31, 2015			7,803,897
		Mediacom LLC Group	Ba3	BB-
3,990,000		Term Loan, 4.500%, maturing October 23, 2017			3,915,188
3,564,000		Term Loan, 5.500%, maturing March 31, 2017			3,546,180
		San Juan Cable, LLC	B1	BB-
1,668,745		Term Loan, 2.050%, maturing October 31, 2012			1,652,058
		WideOpenWest Finance, LLC	B1	B-
5,702,357		Term Loan, 2.753%, maturing June 28, 2014			5,319,233
					100,340,280
Oil & Gas: 0.8%
		CGGVeritas Services, Inc.	Ba1	BB
1,963,126		Term Loan, 5.500%, maturing January 12, 2016			1,972,942
		Hercules Offshore, LLC	Caa1	B-
1,154,823		Term Loan, 6.000%, maturing July 11, 2013			1,073,444
		MEG Energy Corporation	B1	BBB-
3,427,044		Term Loan, 6.000%, maturing April 03, 2016			3,436,324
					6,482,710
Other Broadcasting and Entertainment: 1.9%
		Getty Images, Inc.	Ba2	BB
3,500,000	(5)	Term Loan, maturing November 07, 2016			3,535,438
		TWCC Holding Corporation	Ba2	BB
1,957,801		Term Loan, 5.000%, maturing September 14, 2015			1,971,874
		Nielson Finance, LLC	Ba3	BB-
169,252		Term Loan, 2.253%, maturing August 09, 2013			166,467
5,926,496		Term Loan, 4.003%, maturing May 02, 2016			5,887,338
4,743,557		Term Loan, 4.003%, maturing May 02, 2016			4,677,147
					16,238,264

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Other Telecommunications: 2.3%
			Alaska Communications Systems Holdings, Inc.	Ba3	BB-
	$2,000,000		Term Loan, 6.250%, maturing October 15, 2016			$2,014,062
			Asurion Corporation	Ba3	B+
	5,197,500		Term Loan, 3.263%, maturing July 03, 2014			4,858,482
	2,500,000		Term Loan, 6.750%, maturing March 31, 2015			2,470,983
			BCM Ireland Holdings, Ltd.	B2	B
EUR	1,679,980		Term Loan, 2.671%, maturing September 30, 2014			1,650,041
EUR	1,680,261		Term Loan, 2.921%, maturing September 30, 2015			1,650,317
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.760%, maturing December 31, 2014			970,000
		(2)	Hawaiian Telcom Communications, Inc.	NR	NR
	938,165		Term Loan, 9.000%, maturing November 01, 2015			946,081
			Kentucky Data Link, Inc.	B1	B-
	2,492,742		Term Loan, 4.500%, maturing February 26, 2014			2,474,046
			U.S. Telepacific Corporation	B1	CCC+
	3,084,500		Term Loan, 9.250%, maturing August 17, 2015			3,117,273
						20,151,285
Personal & Nondurable Consumer Products: 2.1%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	1,990,000		Term Loan, 5.000%, maturing May 05, 2016			1,992,488
			Bushnell, Inc.	B2	B-
	1,659,702		Term Loan, 4.540%, maturing August 24, 2013			1,535,224
			Fender Musical Instruments Corporation	B2	B
	1,991,672		Term Loan, 2.540%, maturing June 09, 2014			1,832,338
	1,006,136		Term Loan, 2.550%, maturing June 09, 2014			925,645
			Hillman Group (The), Inc.	Ba3	B+
	897,750		Term Loan, 5.500%, maturing May 27, 2016			901,117
			Huish Detergents, Inc.	Ba2	BB
	1,632,503		Term Loan, 2.010%, maturing April 26, 2014			1,566,387
			Information Resources, Inc.	Ba3	B
	266,554		Term Loan, 3.422%, maturing May 16, 2014			262,555
			Jarden Corporation	Ba1	BB+
	3,622,338		Term Loan, 3.539%, maturing January 26, 2015			3,651,002

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Personal & Nondurable Consumer Products: (continued)
			KIK Custom Products, Inc.	B3	CCC+
$1,681,446			Term Loan, 2.540%, maturing June 02, 2014			$1,454,451
288,248			Term Loan, 2.540%, maturing June 02, 2014			249,334
			Spectrum Brands, Inc.	B2	B
2,240,000			Term Loan, 8.000%, maturing June 16, 2016			2,289,701
			Yankee Candle Company, Inc.	Ba3	BB-
1,553,135			Term Loan, 2.260%, maturing February 06, 2014			1,522,655
						18,182,897
Personal, Food & Miscellaneous: 4.4%
			Acosta, Inc.	B1	B
4,700,470			Term Loan, 2.510%, maturing July 28, 2013			4,639,716
			Advance Pierre Foods	B1	B+
4,000,000			Term Loan, 7.001%, maturing September 30, 2016			3,976,668
			Burger King Corporation	Ba3	BB-
3,440,860			Term Loan, 6.250%, maturing October 19, 2016			3,491,541
EUR	2,000,000		Term Loan, 6.500%, maturing October 19, 2016			2,625,215
			Dennys, Inc.	B1	B+
	$2,100,000		Term Loan, 6.500%, maturing September 20, 2016			2,113,125
			DineEquity, Inc.	Ba2	BB-
2,366,050			Term Loan, 6.000%, maturing October 19, 2017			2,402,265
			Dunkin Brands, Inc.	B1	B+
1,520,000		(5)	Term Loan, maturing November 18, 2017			1,536,626
			N.E.W. Customer Services Companies, Inc.	Ba3	B+
2,632,143			Term Loan, 6.000%, maturing March 23, 2016			2,618,161
			NBTY, Inc.	Ba3	BB-
2,898,734			Term Loan, 6.250%, maturing October 02, 2017			2,939,099
			OSI Restaurant Partners, Inc.	B3	B+
671,679			Term Loan, 2.586%, maturing June 14, 2013			631,274
7,136,856			Term Loan, 2.625%, maturing June 14, 2014			6,707,530
			Seminole Hard Rock Entertainment, Inc.	B2	BB
750,000			Floating Rate Note, 2.571%, maturing March 15, 2014			665,625
			Wendys/Arbys Restaurants, LLC	Ba2	BB
1,496,250			Term Loan, 5.000%, maturing May 24, 2017			1,505,383
			Whitelabel IV, S.A.	Ba3	B+
EUR	583,833		Term Loan, 5.000%, maturing August 11, 2017			764,825
EUR	966,167		Term Loan, 5.000%, maturing August 16, 2017			1,265,684
						37,882,737

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Printing & Publishing: 8.5%
			Black Press, Ltd.	B1	B-
$1,262,286			Term Loan, 2.294%, maturing August 02, 2013			$1,136,057
766,388			Term Loan, 2.294%, maturing August 02, 2013			689,749
			Caribe Information Investments Inc.	B3	CCC-
1,836,411			Term Loan, 2.540%, maturing March 31, 2013			1,239,578
			Cengage Learning, Inc.	B2	B+
6,975,978			Term Loan, 2.540%, maturing July 03, 2014			6,452,779
			Cenveo Corporation	Ba2	BB
15,637			Term Loan, 4.792%, maturing June 21, 2013			15,603
967,538			Term Loan, 4.792%, maturing June 21, 2013			965,422
			CW Acquisition Limited Partnership	Ba3	BB
1,894,406			Term Loan, 9.000%, maturing July 13, 2016			1,939,398
			Dex Media East, LLC	B1	B+
3,920,154		(5)	Term Loan, 2.795%, maturing October 24, 2014			2,920,515
			Dex Media West, LLC	Ba3	B+
2,108,320			Term Loan, 7.000%, maturing October 24, 2014			1,801,560
			Flint Group Holdings S.A.R.L.	NR	NR
841,151			Term Loan, 2.713%, maturing December 31, 2014			791,734
353,279			Term Loan, 2.713%, maturing December 31, 2014			332,524
1,277,104			Term Loan, 2.713%, maturing December 31, 2015			1,202,074
2,333,333			Term Loan, 2.713%, maturing May 29, 2015			2,196,250
EUR	666,667		Term Loan, 3.393%, maturing May 29, 2015			835,828
			Hanley Wood, LLC	Caa1	CCC
$1,654,278			Term Loan, 2.563%, maturing March 08, 2014			760,141
			Intermedia Outdoor, Inc.	NR	NR
1,582,388			Term Loan, 3.039%, maturing January 31, 2013			1,428,106
			Mediannuaire Holding	NR	NR
EUR	1,487,172		Term Loan, 3.129%, maturing October 10, 2014			1,302,269
EUR	1,486,320		Term Loan, 3.629%, maturing October 09, 2015			1,301,522
			Merrill Communications, LLC	B2	B-
	$3,761,595		Term Loan, 8.500%, maturing December 24, 2012			3,695,767
			Nelson Canada	B1	B
2,812,546			Term Loan, 2.789%, maturing July 05, 2014			2,517,229

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Printing & Publishing: (continued)
			PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000		Term Loan, 2.629%, maturing November 22, 2013			$864,773
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 7.428%, maturing February 05, 2013			21,160,523
			Penton Media, Inc.	Caa1	CCC+
	$1,650,353		Term Loan, 5.000%, maturing August 01, 2014			1,243,265
			Quad/Graphics, Inc.	Ba2	BB+
	1,795,500		Term Loan, 5.500%, maturing April 14, 2016			1,763,316
			R.H. Donnelley Corporation	B1	B
	4,260,290	(5)	Term Loan, 9.000%, maturing October 24, 2014			3,070,071
			Source Media, Inc.	B2	B
	2,515,824		Term Loan, 7.000%, maturing November 08, 2011			2,415,191
			Springer Science + Business Media, S.A.	B1	B+
	2,000,000		Term Loan, 6.751%, maturing June 17, 2016			2,000,000
			SuperMedia, Inc.	B3	B-
	6,819,315		Term Loan, 11.000%, maturing December 31, 2015			4,415,507
			Thomas Nelson Publishers	Caa2	CCC
	995,515		Term Loan, 9.000%, maturing June 14, 2016			970,627
		(2)	Tribune Company	NR	NR
	1,491,225	(3)	Term Loan, 5.250%, maturing June 04, 2014			950,241
			Yell Group, PLC	NR	NR
	1,690,294		Term Loan, 4.006%, maturing July 31, 2014			747,955
						73,125,574
Radio and TV Broadcasting: 4.4%
			Citadel Broadcasting Corporation	Ba2	BB+
1,680,066			Term Loan, 11.000%, maturing June 03, 2015			1,774,761
			CMP KC, LLC	NR	NR
1,338,663		(3)	Term Loan, 3.506%, maturing May 03, 2011			113,786
			CMP Susquehanna Corporation	Caa1	B-
3,527,099			Term Loan, 2.313%, maturing May 05, 2013			3,161,163
			Cumulus Media, Inc.	Caa1	B-
4,438,786			Term Loan, 4.003%, maturing June 11, 2014			4,101,437
			FoxCo Acquisition, LLC	B2	B
1,082,208			Term Loan, 7.500%, maturing July 14, 2015			1,071,379
			Local TV Finance, LLC	B2	B-
1,808,327			Term Loan, 2.290%, maturing May 07, 2013			1,726,199

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Radio and TV Broadcasting: (continued)
			Nexstar Broadcasting, Inc.	Ba3	BB-
	$583,538		Term Loan, 5.000%, maturing September 30, 2016			$583,538
	912,713		Term Loan, 5.006%, maturing September 30, 2016			912,713
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.539%, maturing July 02, 2014			76,902
EUR	1,186,386		Term Loan, 2.539%, maturing July 02, 2014			1,417,006
EUR	220,233		Term Loan, 2.539%, maturing March 02, 2015			263,044
EUR	798,662		Term Loan, 2.914%, maturing June 26, 2015			961,381
EUR	35,934		Term Loan, 2.914%, maturing July 03, 2015			43,255
			Regent Broadcasting, LLC	NR	NR
	$1,452,230		Term Loan, 5.250%, maturing April 27, 2014			1,423,186
			Sinclair Television Group, Inc.	Baa3	BB
	1,145,455		Term Loan, 5.500%, maturing October 29, 2015			1,163,114
			Spanish Broadcasting Systems	Caa1	B-
	1,954,228		Term Loan, 2.040%, maturing June 11, 2012			1,865,066
			Univision Communications, Inc.	B2	B
	18,533,395		Term Loan, 4.506%, maturing March 31, 2017			17,308,448
						37,966,378
Retail Stores: 8.5%
			Amscan Holdings, Inc.	B1	B
	1,529,009		Term Loan, 2.540%, maturing May 25, 2013			1,523,276
			CBR Fashion GmbH	NR	NR
EUR	213,184		Term Loan, 2.921%, maturing April 20, 2015			259,189
EUR	208,202		Term Loan, 3.171%, maturing April 19, 2016			253,132
			Claires Stores, Inc.	Caa2	B-
	$3,432,962		Term Loan, 3.043%, maturing May 29, 2014			3,009,801
			Dollar General Corporation	Ba2	BBB-
	7,256,413		Term Loan, 3.020%, maturing July 07, 2014			7,253,510
			General Nutrition Centers, Inc.	B1	B+
	2,458,318		Term Loan, 2.529%, maturing September 16, 2013			2,439,880
			Guitar Center, Inc.	Caa1	B-
	3,782,785		Term Loan, 3.760%, maturing October 09, 2014			3,446,385
			Harbor Freight Tools USA, Inc.	B1	B+
	3,334,029		Term Loan, 5.016%, maturing February 24, 2016			3,337,157
			HEMA Holding, B.V.	NR	NR
EUR	1,500,000	(5)	Term Loan, maturing July 06, 2015			1,881,832
EUR	1,500,000	(5)	Term Loan, maturing July 05, 2016			1,881,832

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Fair Value
Retail Stores: (continued)
			Leslies Poolmart, Inc.	Ba3	B+
	$1,600,000	(5)	Term Loan, 6.000%, maturing November 24, 2017			$1,612,501
			Maxeda DIY Group, B.V.	NR	NR
EUR	530,263	(5)	Term Loan, maturing June 29, 2015			641,532
EUR	719,737	(5)	Term Loan, maturing August 01, 2015			870,764
EUR	530,263	(5)	Term Loan, maturing June 27, 2016			641,532
EUR	719,737	(5)	Term Loan, maturing August 01, 2016			870,764
			Michaels Stores, Inc.	B2	B+
	$1,842,617		Term Loan, 2.563%, maturing October 31, 2013			1,781,580
	2,479,746		Term Loan, 4.813%, maturing July 31, 2016			2,463,558
			Neiman Marcus Group, Inc.	B2	BB-
	6,763,834		Term Loan, 4.294%, maturing April 06, 2015			6,647,346
			Petco Animal Supplies, Inc.	NR	NR
	6,100,000	(5)	Term Loan, maturing November 24, 2017			6,122,112
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.581%, maturing January 24, 2017			3,887,184
			Picard Groupe	NR	NR
EUR	810,628		Term Loan, 5.935%, maturing October 31, 2017			1,062,850
EUR	189,372		Term Loan, 5.935%, maturing September 14, 2017			248,484
			Pilot Travel Centers, LLC	Ba2	BBB-
	$1,161,755		Term Loan, 5.250%, maturing June 30, 2016			1,179,175
			Rite Aid Corporation	B3	B+
	5,862,342		Term Loan, 2.010%, maturing June 04, 2014			5,301,234
	1,379,406		Term Loan, 6.000%, maturing June 04, 2014			1,366,043
			Sally Holding, LLC	B1	BB+
	2,281,384		Term Loan, 2.510%, maturing November 15, 2013			2,273,399
			Savers	Ba3	B+
	1,492,500		Term Loan, 5.750%, maturing March 11, 2016			1,498,097
			The Gymboree Corporation	B1	B+
	1,800,000	(5)	Term Loan, maturing November 16, 2017			1,809,803
			Toys “R” Us, Inc.	B1	BB-
	3,835,388		Term Loan, 6.000%, maturing August 17, 2016			3,867,578
			Vivarte S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.728%, maturing March 09, 2015			2,110,590
EUR	1,924,280		Term Loan, 3.353%, maturing March 08, 2016			2,110,590
						73,652,710

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Satellite: 0.5%
		Intelsat Corporation	B1	BB-
$1,359,678		Term Loan, 2.790%, maturing January 03, 2014			$1,335,316
1,359,259		Term Loan, 2.790%, maturing January 03, 2014			1,334,905
1,359,259		Term Loan, 2.790%, maturing January 03, 2014			1,334,905
					4,005,126
Telecommunications Equipment: 1.3%
		CommScope, Inc.	Ba2	BB
644,464		Term Loan, 2.789%, maturing December 26, 2014			644,330
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,383,255	Term Loan, 2.581%, maturing December 01, 2014			5,818,449
		Sorenson Communications, Inc.	Ba2	CCC+
	$1,428,476	Term Loan, 6.000%, maturing August 16, 2013			1,342,512
		TDF, S.A.	NR	NR
EUR	1,500,000	Term Loan, 2.796%, maturing January 30, 2015			1,717,798
EUR	1,500,000	Term Loan, 3.046%, maturing January 29, 2016			1,717,798
					11,240,887
Textiles & Leather: 0.2%
		Phillips-Van Heusen Corporation	Ba2	BBB
	$1,135,571	Term Loan, 4.750%, maturing May 06, 2016			1,150,649
EUR	709,732	Term Loan, 5.000%, maturing May 06, 2016			920,982
					2,071,631
Utilities: 5.6%
		Calpine Corporation	B1	B+
$2,653,087		Term Loan, 3.165%, maturing March 29, 2014			2,641,474
		Coleto Creek WLE, L.P.	B1	B+
2,160,391		Term Loan, 3.033%, maturing June 28, 2013			2,070,374
437,602		Term Loan, 3.283%, maturing June 28, 2013			419,368
		FirstLight Power Resources, Inc.	B1	B+
90,682		Term Loan, 2.813%, maturing November 01, 2013			87,508
1,847,478		Term Loan, 2.813%, maturing November 01, 2013			1,782,817
		FirstLight Power Resources, Inc.	B3	CCC+
610,514		Second Lien Term Loan, 4.813%, maturing May 01, 2014			567,778

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Fair Value
Utilities: (continued)
		Great Point Power, LLC	Ba1	BB+
	$995,000	Term Loan, 5.500%, maturing March 10, 2017			$996,244
		MACH Gen, LLC.	Ba3	BB-
	444,571	Term Loan, 2.289%, maturing February 22, 2013			414,933
		New Development Holdings, LLC	Ba3	BB-
	4,401,469	Term Loan, 7.000%, maturing July 03, 2017			4,487,434
		NRG Energy, Inc.	Baa3	BB+
	2,892	Term Loan, 1.789%, maturing February 01, 2013			2,872
	374,438	Term Loan, 2.039%, maturing February 01, 2013			371,897
	1,777,282	Term Loan, 3.539%, maturing August 31, 2015			1,781,407
	7,554,620	Term Loan, 3.539%, maturing August 31, 2015			7,528,987
		Texas Competitive Electric Holdings Company, LLC	B2	B+
	6,355,317	Term Loan, 3.754%, maturing October 10, 2014			4,911,071
	5,820,000	Term Loan, 3.754%, maturing October 10, 2014			4,512,816
	7,927,444	Term Loan, 3.754%, maturing October 10, 2014			6,127,256
	2,923,383	Term Loan, 3.754%, maturing October 10, 2014			2,265,806
		TPF Generation Holdings, LLC	Ba3	BB
	1,431,519	Term Loan, 2.289%, maturing December 13, 2013			1,393,584
	1,873,890	Term Loan, 2.289%, maturing December 15, 2013			1,824,232
		TPF Generation Holdings, LLC	B3	B
	1,500,000	Term Loan, 4.539%, maturing December 15, 2014			1,383,750
		Viridian Group, PLC	NR	NR
GBP	1,080,000	Term Loan, 5.076%, maturing October 24, 2012			1,406,995
EUR	1,072,386	Term Loan, 5.334%, maturing October 24, 2012			1,167,206
					48,145,809
		Total Senior Loans (Cost $1,175,176,413)			1,131,629,251

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(Unaudited)
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Fair Value
Other Corporate Debt: 1.4%
Diversified / Conglomerate Manufacturing: 0.7%
	Flextronics International, Ltd.	Ba1	BB+
$2,395,512	Term Loan, 2.503%, maturing October 01, 2014			$2,363,771
81,304	Term Loan, 2.503%, maturing October 01, 2014			80,227
3,355,530	Term Loan, 2.507%, maturing October 01, 2014			3,311,069
				5,755,067
Cargo Transport: 0.0%
	US Shipping Partners, L.P.	Caa3	CCC-
297,646	Subordinated Term Loan, 2.500%, maturing August 07, 2013			37,702
				37,702
Chemicals, Plastics & Rubber: 0.7%
	Lyondell Chemical Company	B3	B
5,269,044	Fixed Rate Note, 11.000%, maturing May 01, 2018			5,888,156
				5,888,156
Radio and TV Broadcasting: 0.0%
	Regent Broadcasting, LLC	NR	NR
404,310	Subordinated Term Loan, 12.000%, maturing October 27, 2014			363,879
				363,879
	Total Other Corporate Debt (Cost $11,996,753)			12,044,804

Equities and Other Assets: 0.8%

	Description	Value
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)	Ascend Media (Residual Interest)	—
(@), (R)	Block Vision Holdings Corporation (719 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@)	Citadel (53,898 Class A Shares)	1,401,349
(@)	Citadel (44,319 Class B Shares)	1,152,294
(@)	Contech (Residual Interest)	—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@)	Faith Media Holdings, Inc. (7,725 Class A-1 Shares)	397,817

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

	Description		Value
(2), (@), (R)	Ferretti SPA (Warrants for 0.111% Participation Interest)		$—
(2), (@), (R)	Gainey Corporation (Residual Interest)		—
(@)	Global Garden (14,911 Class A1 Shares)		—
(@)	Global Garden (138,579 Class A3 Shares)		—
(@)	Glodyne Technoserve, Ltd. (55,483 Common Shares)		606,915
(@)	Glodyne Technoserve, Ltd. (Escrow Account)		137,105
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@)	Hawaiian Telcom (31,238 Common Shares)		671,617
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@)	Mega Brands Inc. (195,762 Common Shares)		118,331
(@)	Northeast Biofuels (Residual Interest)		—
(2), (@)	RDA Holding Co. (16,497 Common Shares)		350,561
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		305,205
(2), (@), (R)	Supermedia, Inc. (39,592 Common Shares)		147,316
(@)	Townsquare Media, LLC (314,505 Common Shares)		909,046
(@)	Townsquare Media, LLC (314,505 Preferred Shares)		—
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
(2), (@)	US Shipping Partners, L.P. (19,404 Common Shares)		—
(2), (@)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
(@)	Xerium Technologies, Inc. (44,161 Common Shares)		574,976
	Total for Equities and Other Assets (Cost $6,046,454)		6,772,557
	Total Investments (Cost $1,193,219,620)**	133.4%	$1,150,446,612
	Other Assets and Liabilities — Net	(33.4)	(288,284,060)
	Net Assets	100.0%	$862,162,552

*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,194,134,684.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$13,638,210
	Gross Unrealized Depreciation	(57,326,282)
	Net Unrealized Depreciation	$(43,688,072)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/10
Asset Table Investments, at value
Senior Loans	$—	$1,117,853,251	$13,776,000	$1,131,629,251
Other Corporate Debt	—	12,044,804	—	12,044,804
Equities and Other Assets	4,416,444	606,915	1,749,198	6,772,557
Total Investments, at value	$4,416,444	$1,130,504,970	$15,525,198	$1,150,446,612
Other Financial Instruments+
Forward foreign currency contracts	—	3,683,784	—	3,683,784
Total Assets	$—	$1,134,188,754	$15,525,198	$1,154,130,396
Liabilities Table Other Financial Instruments+
Unfunded Commitments	$—	$(802,681)	$—	$(802,681)
Total Liabilities	$—	$(802,681)	$—	$(802,681)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the period ended November 30, 2010:

	Beginning Balance at 02/28/10	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$13,776,000	$—	$—	$—	$—	$—
Equities and Other Assets	5,029,484	1,525,693	(3,901,864)	—	1,066,132	1,182,945
Total	$18,805,484	$1,525,693	$(3,901,864)	$—	$1,066,132	$1,182,945

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of November 30, 2010 (Unaudited) (continued)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 11/30/10
Senior Loans	$—	$—	$13,776,000
Equities and Other Assets	—	(3,153,192)	1,749,198
Total	$—	$(3,153,192)	$15,525,198

As of November 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $66,172.

^                  See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+                 Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust’s policy is to recognize transfers between levels at the end of the reporting period.

At November 30, 2010 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation
State Street Bank	Australian Dollar			USD
	AUD 22,432,000	Sell	02/28/11	$21,779,678	$21,309,958	$469,720
State Street Bank	British Pound Sterling GBP 10,559,000	Sell	01/07/11	16,694,385	16,437,700	256,685
State Street Bank	British Pound Sterling GBP 4,845,000	Sell	01/31/11	7,637,125	7,541,240	95,885
State Street Bank	Euro EUR 52,510,000	Sell	01/07/11	70,528,143	68,301,821	2,226,322
State Street Bank	Euro EUR 4,441,000	Sell	01/31/11	6,180,618	5,776,050	404,568
State Street Bank	Euro EUR 2,628,000	Sell	02/28/11	3,499,103	3,417,489	81,614
State Street Bank	Sweden Kronor SEK 23,360,000	Sell	01/07/11	3,465,514	3,324,071	141,443
State Street Bank	Sweden Kronor SEK 5,408,000	Sell	02/28/11	775,815	768,268	7,547
				$130,560,381	$126,876,597	$3,683,784

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2011